Expense Example - Calamos S&P 500 Structured Alt Protection ETF - July - Calamos S&P 500 Structured Alt Protection ETF - July	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859